Federated Ohio Municipal Cash Trust
A Portfolio of Money Market Obligations Trust
SERVICE SHARES (OHTXX)

SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 28, 2015
Effective June 19, 2015, Service Shares of Federated Ohio Municipal Cash Trust will add checkwriting and debit card privileges. Please add the following disclosure under the section entitled “How to Redeem and Exchange Shares,” immediately after the sub-section entitled “Systematic Withdrawal/Exchange Program.”
CHECKWRITING
You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.
DEBIT CARD
You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.
April 20, 2015
Federated Ohio Municipal Cash Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452611 (4/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.